12. Short term borrowings (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ZHEJIANG TIANLAN
Bank loan	97,900	64,690
ZHEIJIANG Bank loan borrowed by the Company
Bank loan	92,900	59,690
ZHEIJIANG Bank loan borrowed by a subsidiary of the Company
Bank loan	5,000	5,000